Share Capital	12 Months Ended
Oct. 31, 2022
Disclosure Of Classes Of Share Capital [Abstract]
Share Capital
21.	Share Capital

Common shares:
	Number of shares	Amount
	#	$
Opening balance, November 1, 2021	240,090,196	32,552
Acquisition - Meta Growth (Note 5)	196,063,610	35,290
Acquisition - Smoke Cartel, Inc. (Note 5)	9,540,754	8,396
Acquisition - FAB Nutrition (Note 5)	6,151,915	3,439
Escrow share based compensation (Note 5)	9,002,194	5,804
Issued to pay fees via shares	1,480,099	467
Issued to pay interest via shares	8,077,940	1,458
Shares issued through equity financing	47,916,665	18,293
Exercise convertible debt	146,960,503	40,532
Share issuance costs	-	(3,205)
Exercise options	2,498,160	817
Exercise warrants	22,208,027	10,677
Vested restricted share units	844,655	154
Balance, May 13, 2021 - pre-consolidation	690,834,718	154,674
Balance, May 13, 2021 - post-consolidation	46,055,653	154,674
Acquisition - Daily High Club (Note 5)	839,820	7,767
Acquisition - 102 Saskatchewan (Note 5)	254,518	2,018
Acquisiton - DankStop (Note 5)	612,087	5,013
Acqusition - Blessed CBD (Note 5)	607,064	4,432
Escrow share based compensation (Note 5)	529,487	3,866
Shares issued through equity financing	2,415,000	20,273
Exercise convertible debt	1,596,434	4,954
Share issuance costs	-	(2,390)
Exercise options	158,824	717
Exercise warrants	1,291,141	7,580
Balance, October 31, 2021	54,360,028	208,904
Acquisition - FABCBD	-	313
Acquisition - NuLeaf (Note 5)	4,429,809	35,527
Issuance of shares through ATM (i)	1,758,167	8,807
Share issuance costs	-	(974)
Exercise options (Note 20)	70,500	526
Exercise warrants	530,423	4,352
Vested restricted share units (Note 19)	82,976	247
Acquisition - Budroom (Note 5)	674,650	3,738
Acquisition - Boreal Cannabis (Note 5)	443,301	2,203
Acquisition - Crossroads Cannabis (Note 5)	516,735	2,189
Acquisition - Choom (Note 5)	2,147,023	3,940
Issued to pay fees via shares	15,122	100
Shares issued through equity financing (ii)	4,956,960	6,768
Acquisition - Budheaven (Note 5)	564,092	1,986
Daily High Club Escrow cancellation	(28,553)	(53)
Smoke Cartel Earnout (iii)	500,000	940
Balance, October 31, 2022	71,021,233	279,513
(i)	On December 6, 2021 the Company announced that it established an at-the-market equity offering (“the ATM Program”) that allows the Company to issue up to $40,000 (or the equivalent in U.S. dollars) of common shares from treasury to the public from time to time at the Company’s discretion and subject to regulatory requirements. During the year ended October 31, 2022, a total of $8,807 has been raised through the program.

(ii)	On July 22, 2022, the Company issued, on a bought-deal basis, 4,956,960 units at a price of $2.32 per unit. The Company closed the offering for total gross proceeds of $11,500. Each unit consists of one common share of the Company and one common share purchase warrant. Each warrant will entitle the holder to acquire one common share at a price of $2.73 for a period of 60 months from the closing date of the offering. The shares were attributed a relative fair value of $6,768 and warrants were attributed a relative fair value of $4,732 using the Black-Scholes option pricing model with the following assumptions: fair value of common shares of $2.05; exercise price of options of $2.73; expected life of 5 years; 97% volatility; and a risk-free interest rate of 2.9%. The underwriters received a cash commission fee of 6% of gross proceeds and 3% of gross proceeds for the president’s list in cash because of conducting the bought deal financing. Refer to note 23.
(iii)	As part of the acquisition of a subsidiary (Smoke Cartel) in 2021, the Company agreed to pay $1,319 if a certain revenue target is achieved. The contingent consideration was calculated using Monte Carlo simulation due to the uncertain nature of the future potential revenue of the Company. During the year ended October 31, 2022, the Company settled the contingent consideration to the previous shareholders of Smoke Cartel through the issuance of 500,000 common shares of the Company valued at $940. The Company recorded $2,211 as a gain on settlement.
(iv)	During the year ended October 31, 2022, the Company incurred a total of $974 of share issuance costs, which related to the shares issued through equity financing and shares issued through ATM throughout the year. These costs incurred a deferred tax asset of $487, which has been offset against the Company’s prior year tax loss carry-forwards.